UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                               12207-1002

(Address of principal executive offices)                         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Opportunity Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment
7,200	LMI Aerospace Inc. *	$ 144,792	4.11%

Apparel & Other Finished Products of Fabrics & Similar Materials
6,400	Volcom Inc. *	110,592	3.14%

Carpets & Rugs
9,900	Interface Inc.	112,563	3.20%

Communications Equipment
1,900	Checkpoint Systems Inc. *	35,758	1.02%

Computer Services Software
9,300	Aspen Technology Inc. *	118,110	3.36%

Construction Machinery & Equipment
2,800	Columbus Mckinnon Corp. *	65,996	1.87%

Crude Petroleum & Natural Gas
500	St. Mary Land & Exploration Co.	17,825	0.51%

Electronic Components, NEC
19,900	Spectrum Control Inc. *	142,484	4.05%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
4,400	JAKKS Pacific Inc. *	109,604	3.11%

Hospital & Medical Service Plans
3,400	Molina Healthcare Inc. *	105,400	2.99%

In Vitro & In Vivo Diagnostic Substances
17,200	Trinity Biotech plc * **	48,504	1.38%

Laboratory Analytical Instruments
4,500	PerkinElmer Inc.	112,365	3.19%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,000	Steris Corp.	112,740	3.20%

Pharmaceutical Preparations
5,300	Endo Pharmaceuticals Holdings Inc. *	106,000
4,900	K V Pharmaceutical Co. *	111,279
		217,279	6.17%

Retail - Auto Dealers & Gasoline Stations
8,300	Penske Automotive Group, Inc.	95,201	2.70%

Retail - Women's Clothing Stores
4,600	AnnTaylor Stores Corp. *	94,944	2.70%

Semiconductors & Related Devices
7,000	Verigy, Ltd. * **	113,960	3.24%

Services - Business Services
7,500	Premiere Global Services Inc. *	105,450	3.00%

Services - Computer Programming Services
5,700	JDA Software Group Inc. *	86,697
10,500	Ness Technologies Inc. * **	120,435
		207,132	5.88%

Services - Hospitals
2,900	Magellan Health Services Inc. *	119,074
3,900	Rehabcare Group Inc. *	70,590
		189,664	5.39%

Services - Motion Picture Theaters
7,500	Regal Entertainment Group	118,350	3.36%

Service - Prepackaged Software
11,900	Compuware Corp. *	115,311
14,600	Epicor Software Corp. *	115,194
6,100	Parametric Technology Corp. *	112,240
3,700	Sybase, Inc. *	113,294
		456,039	12.95%

Sporting & Athletic Goods, NEC
7,800	Callaway Golf Co.	109,746
38,900	Cybex International Inc. *	116,700
		226,446	6.43%

Surgical & Medical Instruments & Apparatus
6,700	AngioDynamics Inc. *	105,860
12,100	Cantel Medical Corp. *	116,402
		222,262	6.32%

Wholesale - Machinery, Equipment & Supplies
4,000	Kaman Corp.	113,920	3.24%

Total for Common Stock (Cost $3,572,304)		$ 3,397,380	96.51%

CASH EQUIVALENTS
116,497	SEI Daily Income Treasury Government CL B 1.85% ***	116,497	3.31%
	(Cost $116,497)

Total Investment Securities		3,513,877	99.82%
	(Cost $3,688,801)

Other Assets In Excess of Liabilities		6,326	0.18%

Net Assets		$ 3,520,203	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2008.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Biological Products, (No Diagnostic Substances)
2,000	Invitrogen Corp. *	$ 75,600	1.95%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
600	Deluxe Corp.	8,634	0.22%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
1,300	The J. M. Smucker Company	65,897	1.70%

Carpets & Rugs
4,700	Interface Inc.	53,439	1.38%

Chemical & Allied Products
1,000	Innospec Inc.	12,060	0.31%

Communications Equipment
1,500	Checkpoint Systems Inc. *	28,230	0.73%

Crude Petroleum & Natural Gas
1,200	Denbury Resources Inc. *	22,848
1,600	Plains Exploration & Production Company *	56,256
500	St. Mary Land & Exploration Co.	17,825
400	Whiting Petroleum Corp. *	28,504
		125,433	3.24%

Electric & Other Services Combined
3,800	CMS Energy Corp.	47,386	1.22%

Electric Services
5,100	Dynegy Inc. *	18,258
2,700	Portland General Electric Co.	63,882
		82,140	2.12%

Electrical Industrial Apparatus
1,400	Woodward Governor Co.	49,378	1.27%

Electronic Components & Accessories
4,500	AVX Corp.	45,855	1.18%

Fabricated Rubber Products
800	Carlisle Companies Inc.	23,976
1,400	West Pharmaceutical Services, Inc.	68,348
		92,324	2.38%

Fire, Marine & Casualty Insurance
261	Alleghany Inc. *	95,265
2,900	American Financial Group Inc.	85,550
2,400	Harleysville Group Inc.	90,720
		271,535	7.01%

Food & Kindred Products
2,675	Flowers Foods Inc.	78,538	2.03%

Guided Missiles & Space Vehicles & Parts
700	Alliant Techsystems Inc. *	65,758	1.70%

Insurance Agents, Brokers & Service
2,400	Arthur J Gallagher & Co.	61,584	1.59%

Laboratory Analytical Instruments
3,048	PerkinElmer Inc.	76,109	1.96%

Meat Packing Plants
1,900	Hormel Foods Corp.	68,932	1.78%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,280	Phillips-Van Heusen Corp.	86,435	2.23%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,600	Curtiss-Wright Corp.	72,720	1.88%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,600	Steris Corp.	60,128	1.55%

Pharmaceutical Preparations
3,200	Endo Pharmaceuticals Holdings Inc. *	64,000
3,500	K V Pharmaceutical Co. Class A *	79,485
		143,485	3.70%

Plastics Products
1,600	AptarGroup Inc.	62,576	1.62%

Pumps & Pumping Equipment
1,300	Robbins & Myers Inc.	40,209	1.04%

Radiotelephone Communications
1,500	Telephone & Data Systems Inc.	53,850	1.39%

Railroad, Line-Haul Operating
1,848	Kansas City Southern *	81,977	2.12%

Retail - Auto Dealers & Gasoline Stations
4,600	Penske Automotive Group, Inc.	52,762	1.36%

Retail - Retail Stores
1,900	Petsmart Inc.	46,949	1.21%

Retail - Women's Clothing Stores
3,500	AnnTaylor Stores Corp. *	72,240	1.86%

Rolling, Drawing & Extruding of Nonferrous Metals
1,500	RTI International Metals Inc. *	29,340	0.76%

Security & Commodity Brokers, Dealers, Exchanges & Services
2,800	Interactive Data Corporation	70,616	1.82%

Semiconductors & Related Devices
1,400	Cabot Microelectronics Corp. *	44,912
3,800	Verigy, Ltd. * **	61,864
		106,776	2.76%

Services - Business Services
2,800	Fair Isaac Corp.	64,540
4,700	Premiere Global Services Inc. *	66,082
		130,622	3.37%

Services - Computer Integrated Systems Design
4,000	Convergys Corp. *	59,120	1.52%

Services - Hospitals
1,900	Magellan Health Services Inc. *	78,014	2.01%

Services - Misc Health & Allied Services, NEC
1,800	Lincare Holdings Inc. *	54,162	1.40%

Services - Motion Picture Theaters
4,400	Regal Entertainment Group	69,432	1.79%

Services - Prepackaged Software
6,900	Compuware Corp. *	66,861
5,200	Epicor Software Corp. *	41,028
2,900	Sybase, Inc. *	88,798
		196,687	5.07%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,100	Church & Dwight Co., Inc.	68,299	1.76%

Special Industry Machinery (No Metalworking Machinery)
1,100	Pentair Inc.	38,027	0.98%

Special Industry Machinery
2,000	Varian Semiconductor Equipment Associates Inc. *	50,240	1.30%

Sporting & Athletic Goods, NEC
5,000	Callaway Golf Co.	70,350	1.81%

State Commercial Banks
1,100	Wilmington Trust Corporation	31,713	0.82%

Tires & Inner Tubes
2,400	Goodyear Tire & Rubber Co. *	36,744	0.95%

Water Transportation
1,400	Alexander & Baldwin Inc.	61,642	1.59%

Wholesale - Electronic Parts & Equipment
2,700	Avnet Inc. *	66,501	1.72%

Total for Common Stock (Cost $3,186,938)		$ 3,300,447	85.16%

REAL ESTATE INVESTMENT TRUSTS
11,200	Anworth Mortgage Asset Corp.	66,304
9,700	MFA Mortgage Investments Inc.	63,050
Total for Real Estate Investment Trusts (Cost $151,800)		129,354	3.34%

Total Investment Securities		3,429,801	88.50%
	(Cost $3,338,738)

Other Assets In Excess of Liabilities		445,816	11.50%

Net Assets		$ 3,875,617	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.

See accompanying notes to Schedules of Investments

Paradigm Value Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Part & Auxiliary Equipment
46,100	LMI Aerospace Inc. *	$ 927,071	0.75%

Apparel & Other Finished Products of Fabrics & Similar Materials
119,300	Volcom Inc. *	2,061,504	1.66%

Ball & Roller Bearings
78,800	NN Inc.	1,012,580	0.82%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
17,900	Deluxe Corp.	257,581	0.21%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
48,500	Corn Products International Inc.	1,565,580	1.26%

Carpets & Rugs
165,700	Interface Inc.	1,884,009	1.52%

Chemical & Allied Products
45,600	Arch Chemicals Inc.	1,609,680
108,500	Innospec Inc.	1,308,510
		2,918,190	2.36%

Computer Services Software & Services
132,850	Aspen Technology Inc. *	1,687,195	1.36%

Construction Machinery & Equipmeny
61,500	Columbus Mckinnon Corp. *	1,449,555	1.17%

Crude Petroleum & Natural Gas
18,300	St. Mary Land & Exploration Co.	652,395
23,400	Swift Energy Co. *	905,346
15,100	Whiting Petroleum Corp. *	1,076,026
		2,633,767	2.13%

Deep Sea Foreign Transportation of Freight
17,400	Seacor Holdings Inc. *	1,373,730	1.11%

Drilling Oil & Gas Wells
49,800	Atwood Oceanics Inc. *	1,812,720	1.46%

Electric Services
67,600	Portland General Electric Co.	1,599,416	1.29%

Electrical Industrial Apparatus
43,600	Woodward Governor Co.	1,537,772	1.24%

Electronic Components, NEC
340,350	Spectrum Control Inc. *	2,436,906	1.97%

Fire, Marine & Casualty Insurance
56,200	Harleysville Group Inc.	2,124,360	1.71%

Food and Kindred Products
87,650	Flowers Foods Inc.	2,573,404	2.08%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
86,600	JAKKS Pacific Inc. *	2,157,206	1.74%

Greeting Cards
58,735	CSS Industries Inc.	1,511,839	1.22%

Hospital & Medical Service Plans
63,300	Molina Healthcare Inc. *	1,962,300	1.58%

In Vitro & In Vivo Diagnostic Substances
177,000	Trinity Biotech plc * **	499,140	0.40%

Industrial Instruments For Measurement, Display and Control
8,730	K-Tron International Inc. *	1,124,686	0.91%

Industrial Organic Chemicals
65,600	Sensient Technologies Corp.	1,845,328	1.49%

Life Insurance
8,100	National Western Life Insurance Co.	1,960,767	1.58%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
71,100	Phillips-Van Heusen Corp.	2,695,401	2.18%

Metal Cans
45,400	Silgan Holdings Inc.	2,319,486	1.87%

Miscellaneous Industrial & Commercial Machinery & Equipment
48,200	Curtiss-Wright Corp.	2,190,690	1.77%

Miscellaneous Chemical Products
60,100	WD-40 Co.	2,159,393	1.74%

Motor Vehicle Parts & Accessories
60,800	Superior Industries International Inc.	1,164,928	0.94%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
50,100	Steris Corp.	1,882,758	1.52%

Pharmaceutical Preparations
100,800	Endo Pharmaceuticals Holdings Inc. *	2,016,000
120,700	K V Pharmaceutical Co. Class A *	2,741,097
		4,757,097	3.84%

Railroads, Line-Haul Operating
58,100	Kansas City Southern *	2,577,316	2.08%

Retail - Auto Dealers & Gasoline Stations
163,900	Penske Automotive Group, Inc.	1,879,933	1.52%

Retail - Shoe Stores
27,300	Genesco Inc. *	914,004	0.74%

Retail – Women's Clothing Stores
109,700	AnnTaylor Stores Corp. *	2,264,208	1.83%

Rolling, Drawing & Extruding of Nonferrous Metals
66,600	RTI International Metals Inc. *	1,302,696	1.05%

Savings Institution, Federally Chartered
105,600	United Financial Bancorp	1,568,160
182,700	Westfield Financial Inc.	1,881,810
		3,449,970	2.78%

Semiconductors & Related Devices
33,300	Cabot Microelectronics Corp. *	1,068,264
131,300	Verigy, Ltd. *	2,137,564
		3,205,828	2.59%

Services - Business Services
84,600	Fair Isaac Corp.	1,950,030
149,400	Premiere Global Services, Inc. *	2,100,564
		4,050,594	3.27%

Services - Computer Programming Services
248,100	Ness Technologies Inc. * **	2,845,707	2.30%

Services - Hospitals
67,700	Magellan Health Services Inc. *	2,779,762
103,400	Rehabcare Group Inc. *	1,871,540
		4,651,302	3.76%

Services - Motion Picture Theaters
152,400	Regal Entertainment Group	2,404,872	1.94%

Services - Prepackaged Software
231,000	Compuware Corp. *	2,238,390
219,500	Epicor Software Corp. *	1,731,855
87,300	Sybase, Inc. *	2,673,126
		6,643,371	5.36%

Special Industry Machinery, NEC
57,200	Varian Semiconductor Equipment Associates Inc. *	1,436,864	1.16%

Sporting & Athletic Goods, NEC
174,700	Callaway Golf Co.	2,458,029
395,400	Cybex International Inc. *	1,186,200
		3,644,229	2.94%

Surgical & Medical Instruments & Apparatus
169,000	Cantel Medical Corp. *	1,625,780	1.31%

Telephone Communications
84,000	iBasis Inc.	293,160	0.24%

Water Transportation
225,500	Horizon Lines, Inc.	2,225,685	1.80%

Water, Sewer, Pipeline, Comm & Power Line Construction
17,250	Preformed Line Products Co.	1,006,365	0.81%

Wholesale - Durable Goods
59,900	School Specialty, Inc. *	1,868,281	1.51%

Wholesale - Machinery, Equipment & Supplies
105,100	Kaman Corp.	2,993,248	2.42%

Total for Common Stock (Cost $110,203,939)		$ 109,369,772	88.29%

REAL ESTATE INVESTMENT TRUSTS
245,200	Anworth Mortgage Asset Corp.	1,451,584
274,400	MFA Mortgage Investments Inc.	1,783,600
Total for Real Estate Investment Trusts (Cost $4,452,491)		3,235,184	2.61%

CASH EQUIVALENTS
13,191,008	SEI Daily Income Treasury Government CL B 1.85% ***	13,191,008	10.65%
	(Cost $13,191,008)

Total Investment Securities		125,795,964	101.55%
	(Cost $127,847,438)

Liabilities In Excess of Other Assets		(1,918,037)	-1.55%

Net Assets		$ 123,877,927	100.00%

* Non-Income Producing Securities.
**ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2008.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel & Other Finished Products of Fabrics & Similar Materials
2,490	Volcom Inc. *	$ 43,027	2.14%

Beverages
655	Dr Pepper Snapple Group, Inc. *	17,344
595	Pepsico, Inc.	42,406
		59,750	2.97%

Bottled & Canned Soft Drinks & Carbonated Waters
878	Cadbury Schweppes plc **	35,945	1.79%

Chemicals & Allied Products
2,895	Innospec Inc.	34,914	1.73%

Crude Petroleum & Natural Gas
225	EnCana Corp.	14,789
510	Plains Exploration & Production Company *	17,932
		32,721	1.63%

Fire, Marine & Casualty Insurance
2,300	American Financial Group Inc.	67,850
11	Berkshire Hathaway Inc. Class B *	48,345
		116,195	5.77%

Food and Kindred Products
1,387	Nestle SA **	59,364	2.95%

Guided Missiles & Space Vehicles & Parts
405	Alliant Techsystems Inc. *	38,046	1.89%

Insurance Agents, Brokers & Service
2,360	Marsh & McLennan Companies, Inc.	74,954	3.72%

Leather & Leather Products
2,375	Coach Inc. *	59,470	2.95%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
1,715	Phillips-Van Heusen Corp.	65,016	3.23%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,165	Curtiss-Wright Corp.	52,949	2.63%

Miscellaneous Fabricated Metal Products
1,365	Parker Hannifin Corporation	72,345	3.59%

Newspapers: Publishing or Publishing & Printing
3,270	News Corp.	39,207	1.95%

Petroleum Refining
185	ConocoPhillips	13,551	0.67%

Pharmaceutical Preparations
990	Endo Pharmaceuticals Holdings Inc. *	19,800	0.98%

Railroads, Line-Haul Operating
820	Canadian National Railway Company	39,221	1.95%

Rolling Drawing & Extruding of Nonferrous Metals
740	RTI International Metals Inc. *	14,474	0.72%

Security Brokers, Dealers & Flotation Companies
480	Goldman Sachs Group Inc.	61,440	3.05%

Semiconductors & Related Devices
1,755	Applied Materials Inc.	26,553	1.32%

Services - Business Services
1,770	Fair Isaac Corp.	40,799	2.03%

Services - Hospitals
1,015	Magellan Health Services Inc. *	41,676	2.07%

Services-Personal Services
4,840	Stewart Enterprises Inc.	38,042	1.89%

Service - Prepackaged Software
5,355	Compuware Corp. *	51,890
2,610	Epicor Software Corporation *	20,593
		72,483	3.60%

Ship & Boat Building & Repairing
945	General Dynamics Corp.	69,571	3.46%

Special Industry Machinery, NEC
790	Cymer Inc. *	20,011
1,100	Varian Semiconductor Equipment Associates Inc. *	27,632
		47,643	2.37%

Tires & Inner Tubes
1,660	Goodyear Tire & Rubber Co. *	25,415	1.26%

Water Transportation
5,610	Horizon Lines, Inc.	55,371	2.75%

Wholesale - Electronic Parts & Equipment, NEC
1,930	Avnet Inc. *	47,536	2.37%

Total for Common Stock (Cost $1,613,665)		$ 1,397,475	69.43%

REAL ESTATE INVESTMENT TRUSTS
9,500	Anworth Mortgage Asset Corp.	56,240
9,565	MFA Mortgage Investments Inc.	62,173
Total for Real Estate Investment Trusts (Cost - $136,096)		118,413	5.88%

CASH EQUIVALENTS
497,569	SEI Daily Income Treasury Government CL B 1.85% ***	497,569	24.72%
	(Cost $497,569)

Total Investment Securities		2,013,457	100.03%
	(Cost $2,247,330)

Liabilities In Excess of Other Assets		(645)	-0.03%

Net Assets		$ 2,012,812	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2008.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2008 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                 Opportunity Fund            Select Fund

                                       Value Fund

Cost of Investments

  $3,688,801

               $3,338,738

     $127,847,438

Gross Unrealized Appreciation

$201,637

$422,508

$11,142,478

Gross Unrealized Depreciation

($376,561)

    ($331,445)

 ($13,193,952)

Net Unrealized Appreciation

   (Depreciation) on Investments

   ($174,924)

  $91,063

($2,051,474)

                                                          Intrinsic Value Fund

Cost of Investments

$2,247,330

Gross Unrealized Appreciation                       $23,213

Gross Unrealized Depreciation

       ($257,086)

Net Unrealized Appreciation

   (Depreciation) on Investments

 ($233,873)

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective March 31, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets carried at fair value:

Valuation Inputs	Opportunity Fund Investments in Securities	Select Fund Investments in Securities	Value Fund Investments in Securities
Level 1 - Quoted Prices	$3,513,877	$3,429,801	$125,795,964
Level 2 - Significant Other Observable Inputs	$0	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0	$0
Total	$3,513,877	$3,429,801	$125,795,964

Valuation Inputs	Intrinsic Value Fund Investments in Securities
Level 1 - Quoted Prices	$2,013,457
Level 2 - Significant Other Observable Inputs	$0
Level 3 - Significant Unobservable Inputs	$0
Total	$2,013,457

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:              11 - 24 - 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:              11 - 24 - 2008

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:              11 - 24 - 2008